JPMorgan Investor Conservative Growth Fund Investment Strategy - R2 R3 R4 R5 Shares [Member] - JPMorgan Investor Conservative Growth Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund is a “Fund of Funds.” The Fund’s main investment strategy is to invest in other J.P. Morgan Funds (underlying funds). Because this is a conservative growth fund, the majority of the Fund’s assets will be allocated to J.P. Morgan income funds and J.P. Morgan money market funds, although a portion of its assets also will be invested in J.P. Morgan equity funds including J.P. Morgan international equity funds and J.P. Morgan specialty funds. J.P. Morgan specialty funds include funds that use market neutral and other alternative strategies or that have exposure to alternative equity asset classes such as real estate investment trusts (REITs) or commodities. The Fund may invest up to 20% of its assets in J.P. Morgan Funds that are exchange-traded funds (ETFs). Generally, the Fund’s allocation strategy is to achieve a long-term risk/return profile similar to a fund that invests 70% in income securities and 30% in equity securities. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) allocates the Fund’s investments in the underlying funds based on an evaluation of three components: fund selection, tactical asset allocation and strategic asset allocation. The adviser determines the strategic weight for each asset class represented by the underlying funds by using three to five-year and 10 to 15-year outlooks. Taking a long term approach, the adviser focuses on making investments that it believes will perform well over time while maintaining a level of volatility similar to its Lipper peer group.